REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of revenue from contracts with customers [Abstract]
Disaggregated revenue from contracts with customers and revenue information for reportable segments

Years ended December 31	2020	2019
Gold bullion and doré sales	$750,457	$461,463
Concentrate sales	105,351	144,861
Other (1)	(2,719)	526
	$853,089	$606,850
(1)Other revenue includes: changes in the fair value of concentrate trade receivables due to changes in silver and base metal prices; and silver and copper by-product revenue arising from the production and sale of gold bullion and doré.